Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2040 Fund
June 30, 2024
Z40-NPRT1-0824
1.9884244.107
Domestic Equity Funds - 48.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	387,776	7,658,568
Fidelity Series Commodity Strategy Fund (a)	6,220	605,067
Fidelity Series Large Cap Growth Index Fund (a)	212,566	4,906,022
Fidelity Series Large Cap Stock Fund (a)	222,945	5,114,360
Fidelity Series Large Cap Value Index Fund (a)	580,963	9,103,689
Fidelity Series Small Cap Core Fund (a)	14,135	162,833
Fidelity Series Small Cap Opportunities Fund (a)	115,016	1,718,344
Fidelity Series Value Discovery Fund (a)	218,106	3,337,026
TOTAL DOMESTIC EQUITY FUNDS (Cost $25,014,722)		32,605,909

International Equity Funds - 39.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	114,928	1,734,261
Fidelity Series Emerging Markets Fund (a)	191,863	1,767,062
Fidelity Series Emerging Markets Opportunities Fund (a)	375,572	7,064,510
Fidelity Series International Growth Fund (a)	243,859	4,467,500
Fidelity Series International Index Fund (a)	135,637	1,683,257
Fidelity Series International Small Cap Fund (a)	59,525	1,014,897
Fidelity Series International Value Fund (a)	356,319	4,503,868
Fidelity Series Overseas Fund (a)	317,924	4,473,193
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,738,327)		26,708,548

Bond Funds - 12.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	3,491	33,796
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	49,324	376,340
Fidelity Series Corporate Bond Fund (a)	30,539	279,124
Fidelity Series Emerging Markets Debt Fund (a)	46,241	361,142
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,957	105,818
Fidelity Series Floating Rate High Income Fund (a)	7,577	68,045
Fidelity Series Government Bond Index Fund (a)	47,270	427,318
Fidelity Series High Income Fund (a)	16,118	135,710
Fidelity Series International Credit Fund (a)	6	51
Fidelity Series International Developed Markets Bond Index Fund (a)	84,427	721,850
Fidelity Series Investment Grade Bond Fund (a)	42,445	419,357
Fidelity Series Investment Grade Securitized Fund (a)	30,941	271,974
Fidelity Series Long-Term Treasury Bond Index Fund (a)	885,912	4,863,654
Fidelity Series Real Estate Income Fund (a)	6,912	66,974
TOTAL BOND FUNDS (Cost $8,703,826)		8,131,153

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $56,456,875)	67,445,610
NET OTHER ASSETS (LIABILITIES) - 0.0%	15
NET ASSETS - 100.0%	67,445,625

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	32,387	2,210	1,243	17	1	441	33,796
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	363,866	18,817	8,022	144	75	1,604	376,340
Fidelity Series Blue Chip Growth Fund	7,293,218	350,487	664,742	-	93,842	585,763	7,658,568
Fidelity Series Canada Fund	1,702,198	137,584	78,908	-	(1,224)	(25,389)	1,734,261
Fidelity Series Commodity Strategy Fund	459,337	144,205	10,993	-	955	11,563	605,067
Fidelity Series Corporate Bond Fund	289,766	92,118	100,602	3,062	186	(2,344)	279,124
Fidelity Series Emerging Markets Debt Fund	340,894	29,175	6,872	5,200	140	(2,195)	361,142
Fidelity Series Emerging Markets Debt Local Currency Fund	107,515	3,666	3,686	-	(60)	(1,617)	105,818
Fidelity Series Emerging Markets Fund	1,563,784	179,582	58,918	-	845	81,769	1,767,062
Fidelity Series Emerging Markets Opportunities Fund	6,276,199	718,412	277,799	-	2,993	344,705	7,064,510
Fidelity Series Floating Rate High Income Fund	65,281	5,938	2,660	1,496	(7)	(507)	68,045
Fidelity Series Government Bond Index Fund	423,817	150,824	145,459	3,368	(775)	(1,089)	427,318
Fidelity Series Government Money Market Fund 5.42%	48,616	1,312	49,928	308	-	-	-
Fidelity Series High Income Fund	129,950	9,959	3,606	2,062	(1)	(592)	135,710
Fidelity Series International Credit Fund	51	-	-	1	-	-	51
Fidelity Series International Developed Markets Bond Index Fund	622,640	123,262	11,600	7,300	(300)	(12,152)	721,850
Fidelity Series International Growth Fund	4,270,851	418,368	153,244	-	362	(68,837)	4,467,500
Fidelity Series International Index Fund	1,616,981	136,961	65,599	-	343	(5,429)	1,683,257
Fidelity Series International Small Cap Fund	967,819	101,748	29,889	-	193	(24,974)	1,014,897
Fidelity Series International Value Fund	4,291,309	405,972	209,614	-	2,406	13,795	4,503,868
Fidelity Series Investment Grade Bond Fund	426,513	146,375	151,003	4,353	(188)	(2,340)	419,357
Fidelity Series Investment Grade Securitized Fund	281,363	88,403	96,156	2,854	(286)	(1,350)	271,974
Fidelity Series Large Cap Growth Index Fund	4,620,647	238,805	336,179	8,057	15,924	366,825	4,906,022
Fidelity Series Large Cap Stock Fund	4,894,838	214,320	226,233	-	5,052	226,383	5,114,360
Fidelity Series Large Cap Value Index Fund	8,750,532	756,527	222,356	-	(634)	(180,380)	9,103,689
Fidelity Series Long-Term Treasury Bond Index Fund	5,060,559	451,424	530,338	42,809	(32,872)	(85,119)	4,863,654
Fidelity Series Overseas Fund	4,280,888	361,676	170,725	-	(714)	2,068	4,473,193
Fidelity Series Real Estate Income Fund	63,195	4,947	1,250	1,022	21	61	66,974
Fidelity Series Small Cap Core Fund	89,864	79,887	5,319	715	(241)	(1,358)	162,833
Fidelity Series Small Cap Opportunities Fund	2,163,954	118,528	518,434	-	77,354	(123,058)	1,718,344
Fidelity Series Treasury Bill Index Fund	113,581	3,588	117,169	731	-	-	-
Fidelity Series Value Discovery Fund	3,231,437	287,320	73,850	-	91	(107,972)	3,337,026
	64,843,850	5,782,400	4,332,396	83,499	163,481	988,275	67,445,610

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.